Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Statement of cash flows [abstract]
Total Comprehensive Loss	₪ (18,077)	$ (5,623)	₪ (16,808)	₪ (20,113)
Adjustments to profit and loss items:
Exchange rate difference	(1,326)	(412)	1,036	(1,297)
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss				(397)
Depreciation of Right of use - Assets under operating lease	369	115	433
Depreciation and capital loss from sale of property, plant and equipment	350	109	373	459
Finance expenses	88	27	128
Issuance expenses			1,621
Share-based payment	738	229	2,708	4,537
Changes in fair value of Traded and Non-Traded Warrants To ADS	2,722	847	(8,643)	(7,719)
Adjustments to profit and loss	2,941	915	(2,344)	(4,417)
Changes in asset and liability items:
Decrease in other receivables	207	65	385	43
Increase (Decrease) in trade payable and other payables	(621)	(193)	(1,663)	798
Operating activities for changes in asset and liability	(414)	(128)	(1,278)	841
Cash paid and received during the year for:
Interest received	64	20	93	54
Net cash used in operating activities	(15,486)	(4,816)	(20,337)	(23,635)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets	35	11	6
Short term deposits, net				387
Restricted deposit	6	2	9	(22)
Marketable securities measured at fair value through profit and loss, net				13,999
Purchase of property, plant and equipment	(329)	(103)	(123)	(656)
Net cash provided by (used in) investing activities	(288)	(90)	(108)	13,708
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares	4,615	1,435		399
Repayment on account of lease liabilities	(441)	(137)	(522)
Issuance of share capital and warrants, net of issue costs (see note 8a5)	9,194	2,860	22,393	12,360
Net cash provided by financing activities	13,368	4,158	21,871	12,759
Exchange differences on balances of cash and cash equivalents	1,264	393	(1,129)	1,243
Increase in cash and cash equivalents	(1,142)	(355)	297	4,075
Balance of cash and cash equivalents at the beginning of the year	18,106	5,632	17,809	13,734
Balance of cash and cash equivalents at the end of the year	16,964	5,277	18,106	17,809
(a) Non-cash activities:
Purchase of property, plant and equipment				₪ 3